Share-based Payment (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Share Based Payment
The following table specifies the number of RSUs granted, and outstanding RSUs at June 30, 2022:

Total RSUs
Outstanding at January 1, 2022	148,148

Granted during the period	—
Settled during the period	—
Transferred during the period	—
Forfeited during the period	(15,386)

Outstanding at June 30, 2022	132,762

Specified by vesting date
December, 2022	44,254
December, 2023	44,254
December, 2024	44,254

Outstanding at June 30, 2022	132,762

Summary of Warrant Activity
The following table specifies the warrant activity during the six months ended June 30, 2022:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2022	7,085,073	80.30

Granted during the period	170,815	92.54
Exercised during the period	(27,376)	23.68
Forfeited during the period	(195,409)	123.84

Outstanding at June 30, 2022	7,033,103	79.60

Vested at June 30, 2022	4,484,859	58.17